Intangible assets and goodwill_Sensitivity analysis for cash generating units (Details)	Dec. 31, 2020 KRW (₩)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	₩ (23,618,000,000)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	27,210,000,000
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	13,798,000,000
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(12,008,000,000)
Woori Asset Management Corp. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(7,211,000,000)
Woori Asset Management Corp. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	8,629,000,000
Woori Asset Management Corp. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	5,033,000,000
Woori Asset Management Corp. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(4,221,000,000)
Woori Global Asset Management Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(3,623,000,000)
Woori Global Asset Management Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	4,393,000,000
Woori Global Asset Management Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	2,660,000,000
Woori Global Asset Management Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(2,203,000,000)
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(49,650,000,000)
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	59,328,000,000
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	38,031,000,000
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	0	[1]
WB Finance Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(14,117,000,000)
WB Finance Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	16,053,000,000
WB Finance Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	7,904,000,000
WB Finance Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	₩ 0

[1]	In the case of PT Bank Woori Saudara Indonesia 1906 Tbk and WB Finance Co., Ltd, declining cases are excluded from the analysis as the permanent growth rate was assumed to be 0%.